FINANCIAL EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2014
FINANCIAL EXPENSES (INCOME), NET [Abstract]
FINANCIAL EXPENSES (INCOME), NET
NOTE 12:-	FINANCIAL EXPENSES (INCOME), NET

The components of financial expenses (income), net were as follows:

	Year ended December 31
	2012	2013	2014
Financial expenses related to convertible loans	$6	$2,166	—
Issuance of warrants to purchase convertible preferred share	—	—	835
Revaluation of fair value of warrants to purchase convertible preferred share	832	1,111	(776)
Issuance of convertible preferred shares	—	—	1,114
Foreign currency transactions and other	18	93	200
Financial expenses related to loan agreement with Kreos	—	—	100
Issuance cost related to warrants liability	—	—	128
Bank commissions	22	40	36
Expenses related to hedging transactions	—	—	61

	$878	$3,410	$1,698